Income taxes - Disclosure of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Current income tax expense
Current income tax expense in respect of the current year	$ 697,402	$ 506,608
Adjustments recognized in the current year in relation to the income tax expense of prior years	(21,242)	1,705
Total current income tax expense	676,160	508,313
Deferred income tax recovery
Deferred income tax (recovery) expense relating to the origination and reversal of temporary differences	(119,249)	359
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	9,753	(7,855)
Total deferred income tax recovery	(109,496)	(7,496)
Total income tax expense	$ 566,664	$ 500,817